Document and Entity Information	12 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	EGAN
Entity Registrant Name	EGAIN Corp
Entity Central Index Key	0001066194